EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share	EARNINGS PER SHARE
Basic earnings per share amounts are calculated by dividing the net income for the year by the weighted average number of ordinary shares issued and outstanding during the year.
Diluted earnings per share amounts are calculated by dividing the net income by the weighted average number of shares issued and outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. If in the period there is a loss then any potential ordinary shares have been excluded from the calculation of diluted loss per share.
The following reflects the net income and share data used in the earnings per share calculation.

(in thousands of $, except share data)	2021	2020	2019
Net income	162,205	8,105	16,967

Weighted average number of ordinary shares	53,319,408	54,099,504	54,106,171
Share options	20,884	174,689	141,000
Weighted average number of shares, adjusted for dilution	53,340,292	54,274,193	54,247,171

Earnings per share
- Basic and diluted	3.04	0.15	0.31

Dividends declared per share	1.85	0.20	0.10